Document and Entity Information Document	Dec. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Tax Identification Number	23-2990190
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	(800)
Local Phone Number	483-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001109357
Amendment Flag	false
Entity Emerging Growth Company	false
Commonwealth Edison Co [Member]
Document Information [Line Items]
Entity File Number	001-01839
Entity Registrant Name	COMMONWEALTH EDISON COMPANY
Entity Tax Identification Number	36-0938600
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603-2300
City Area Code	(312)
Local Phone Number	394-4321
Entity Central Index Key	0000022606
Baltimore Gas and Electric Company [Member]
Document Information [Line Items]
Entity File Number	001-01910
Entity Registrant Name	BALTIMORE GAS AND ELECTRIC COMPANY
Entity Tax Identification Number	52-0280210
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Center Plaza
Entity Address, Address Line Two	110 West Fayette Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201-3708
City Area Code	(410)
Local Phone Number	234-5000
Entity Central Index Key	0000009466